Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash at bank	¥ 34,743,188	¥ 24,158,568	¥ 7,352,394
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Financial assets at amortized cost	3,784,613	6,563,969
Accounts and other receivables and contract assets	22,344,773	23,325,978
Investments accounted for using the equity method	459,496	489,931
Total assets	360,433,486	248,890,247
LIABILITIES
Borrowings	25,927,417	10,315,445
Accounts and other payables and contract liabilities	8,814,255	5,483,757
Convertible promissory note payable	10,669,498	10,117,188
Optionally convertible promissory notes	7,405,103	7,530,542
Other liabilities	2,315,948	2,736,934
Total liabilities	265,874,283	165,738,926
EQUITY
Share capital	75	77
Share premium	33,365,786	33,213,426
Treasury shares	(5,560,104)	(2)
Other reserves	9,304,995	7,418,710	4,582,291	¥ 4,578,516
Retained earnings	55,942,943	40,927,597
Total equity	94,559,203	83,151,321	¥ 48,145,417	¥ 34,947,849
Total liabilities and equity	360,433,486	248,890,247
Parent [member]
ASSETS
Cash at bank	1,813,616	5,909,811
Financial assets at fair value through profit or loss	383,888	0
Financial assets at amortized cost	8,846,623	15,933,939
Accounts and other receivables and contract assets	4,641,662	350,584
Investments accounted for using the equity method	95,872,302	77,536,740
Total assets	111,558,091	99,731,074
LIABILITIES
Borrowings	319,926	355,203
Accounts and other payables and contract liabilities	74,928	168,333
Convertible promissory note payable	10,669,498	10,117,188
Optionally convertible promissory notes	7,405,103	7,530,542
Other liabilities	34,941	0
Total liabilities	18,504,396	18,171,266
EQUITY
Share capital	75	77
Share premium	33,365,786	33,213,426
Treasury shares	(5,560,104)	(2)
Other reserves	9,304,995	7,418,710
Retained earnings	55,942,943	40,927,597
Total equity	93,053,695	81,559,808
Total liabilities and equity	¥ 111,558,091	¥ 99,731,074